Guarantee liabilities (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Guarantee liabilities
Guarantee liabilities at beginning of the year	$ 79,291,548	¥ 545,169,033		¥ 100,661,452	¥ 9,695,027
Provision at the inception of new loans	1,113,710	7,657,314		857,764,076	110,179,961
Net payout	(105,245,670)	(723,616,603)		(547,232,035)	(16,482,859)
Released on expiration	(3,588,876)	(24,675,313)		(48,603,136)	(2,730,677)
Contingent liability	31,468,805	216,363,770		182,578,676
Guarantee liabilities at end of the year	3,039,517	¥ 20,898,201	$ 79,291,548	545,169,033	100,661,452
Maximum potential undiscounted future payment	$ 341,822,134			10,556,269,622		¥ 2,350,198,084
Portfolio amount (as a percent)	0.60%	0.60%
Real estate properties collateral
Guarantee liabilities
Maximum potential undiscounted future payment	$ 40,000,000			1,700,000,000		¥ 280,000,000
Xiaoying Credit Loan
Guarantee liabilities
Guarantee liabilities at beginning of the year	74,827,289	¥ 514,475,024		38,368,513	1,196,197
Provision at the inception of new loans	855,812	5,884,134		797,431,715	42,591,980
Net payout	(97,106,958)	(667,658,887)		(411,239,134)	(5,323,494)
Released on expiration	(2,282,289)	(15,691,880)		(19,172,658)	(96,170)
Contingent liability	26,512,883	182,289,328		109,086,588
Guarantee liabilities at end of the year	$ 2,806,737	¥ 19,297,719	$ 74,827,289	¥ 514,475,024	38,368,513
Remaining weighted average contractual term (Month)	18 months 1 day	18 months 1 day	5 months 26 days	5 months 26 days
Estimated net default rate (in percentage)	16.57%			5.98%		16.57%
Maximum potential undiscounted future payment	$ 8,974,694			¥ 7,245,232,755		¥ 61,705,508
Xiaoying Card Loan
Guarantee liabilities
Guarantee liabilities at beginning of the year	59,143,708	¥ 406,642,561		16,330,155
Provision at the inception of new loans	608,420	4,183,193		616,729,990	16,330,155
Net payout	(57,589,779)	(395,958,527)		(322,763,679)
Released on expiration	(2,017,133)	(13,868,799)		(12,740,493)
Contingent liability	1,581,601	10,874,300		109,086,588
Guarantee liabilities at end of the year	$ 1,726,817	¥ 11,872,728	$ 59,143,708	¥ 406,642,561	16,330,155
Remaining weighted average contractual term (Month)	17 months 18 days	17 months 18 days	6 months 17 days	6 months 17 days
Estimated net default rate (in percentage)	17.31%			10.19%		17.31%
Maximum potential undiscounted future payment	$ 6,219,619			¥ 2,715,466,847		¥ 42,762,991
Xiaoying Preferred Loan
Guarantee liabilities
Guarantee liabilities at beginning of the year	15,683,581	¥ 107,832,463		22,038,358	1,196,197
Provision at the inception of new loans	247,392	1,700,941		180,701,725	26,261,825
Net payout	(39,517,179)	(271,700,360)		(88,475,455)	(5,323,494)
Released on expiration	(265,156)	(1,823,081)		(6,432,165)	(96,170)
Contingent liability	24,931,282	171,415,028
Guarantee liabilities at end of the year	$ 1,079,920	¥ 7,424,991	$ 15,683,581	¥ 107,832,463	22,038,358
Remaining weighted average contractual term (Month)	19 months 4 days	19 months 4 days	5 months 12 days	5 months 12 days
Estimated net default rate (in percentage)	14.64%			3.10%		14.64%
Maximum potential undiscounted future payment	$ 2,755,075			¥ 4,529,765,908		¥ 18,942,517
Xiaoying Housing Loan
Guarantee liabilities
Guarantee liabilities at beginning of the year	1,263,759	¥ 8,688,973		7,298,609	5,820,087
Provision at the inception of new loans	257,898	1,773,180		23,970,437	7,813,106
Net payout	(55,079)	(378,694)		(1,169,476)	(4,056,219)
Released on expiration	(1,233,798)	(8,482,977)		(21,410,597)	(2,278,365)
Guarantee liabilities at end of the year	$ 232,780	¥ 1,600,482	$ 1,263,759	¥ 8,688,973	7,298,609
Remaining weighted average contractual term (Month)	3 months 18 days	3 months 18 days	3 months 21 days	3 months 21 days
Estimated net default rate (in percentage)	0.60%			0.53%		0.60%
Maximum potential undiscounted future payment	$ 41,135,953			¥ 1,732,414,550		¥ 282,830,247
Internet Channel
Guarantee liabilities
Guarantee liabilities at beginning of the year	426,105	¥ 2,929,686		2,477,791	974,220
Provision at the inception of new loans				28,924,659	2,577,686
Net payout	(1,874,882)	(12,890,754)		(23,731,237)	(1,003,962)
Released on expiration	(53,154)	(365,456)		(4,741,527)	(70,153)
Contingent liability	$ 1,501,931	¥ 10,326,524
Guarantee liabilities at end of the year			$ 426,105	¥ 2,929,686	2,477,791
Remaining weighted average contractual term (Month)	8 months 6 days	8 months 6 days	9 months	9 months
Estimated net default rate (in percentage)	0.00%			0.49%		0.00%
Maximum potential undiscounted future payment	$ 291,503,881			¥ 1,038,397,955		¥ 2,004,234,932
Other Products
Guarantee liabilities
Guarantee liabilities at beginning of the year	2,774,395	¥ 19,075,350		52,516,539	1,704,523
Provision at the inception of new loans				7,437,265	57,197,189
Net payout	(6,208,751)	(42,688,268)		(111,092,188)	(6,099,184)
Released on expiration	(19,635)	(135,000)		(3,278,354)	(285,989)
Contingent liability	$ 3,453,991	¥ 23,747,918		73,492,088
Guarantee liabilities at end of the year			$ 2,774,395	¥ 19,075,350	¥ 52,516,539
Remaining weighted average contractual term (Month)	3 months 20 days	3 months 20 days	4 months 7 days	4 months 7 days
Estimated net default rate (in percentage)	0.00%			1.76%		0.00%
Maximum potential undiscounted future payment	$ 207,606			¥ 540,224,362		¥ 1,427,397